Retail | Vanguard FTSE Social Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees <br/><br/>(Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard FTSE Social Index Fund Admiral Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses <br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard FTSE Social Index Fund Admiral Shares
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%	[1]
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard FTSE Social Index Fund | Admiral Shares | USD ($)	14	45	79	179

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed of the stocks of companies that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Index is market-capitalization weighted and includes primarily large- and mid-cap U.S. stocks that have been screened for certain criteria related to the environment, human rights, health and safety, labor standards, and diversity. The Index excludes companies involved with weapons, tobacco, gambling, alcohol, adult entertainment, and nuclear power. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, large-and mid-cap stocks, such as those held by the Fund, each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. Mid-size companies tend to have greater stock volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

• Investment style risk, which is the chance that stocks screened by the index sponsor for social and environmental criteria generally will underperform the stock market as a whole or that the particular stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened for social and environmental criteria. Additionally, the FTSE4Good US Select Index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. As of the date of this prospectus, the Fund’s Admiral Shares have not commenced operations. The information presented in the bar chart and table reflects the performance of the Fund’s Investor Shares, which are offered through a separate prospectus. Performance of the Fund’s Admiral Shares would be substantially similar to that of the Investor Shares because both share classes constitute an investment in the same portfolio of securities; therefore, their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard FTSE Social Index Fund Investor Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2018, was 11.12%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009), and the lowest return for a quarter was –27.09% (quarter ended December 31, 2008).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Retail - Vanguard FTSE Social Index Fund		1 Year	5 Years	10 Years
Investor Shares		24.11%	17.00%	8.61%
Investor Shares | Return After Taxes on Distributions		23.66%	16.59%	8.30%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares		13.97%	13.71%	6.98%
FTSE4Good US Select Index	[1]	24.33%	17.25%	8.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	[1]	21.16%	15.52%	8.66%
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.